Subsequent Events - Deferred Loans Accrued Interest (Details) - Subsequent Event	1 Months Ended
Jun. 30, 2020
Subsequent Event [Line Items]
Deferred loans amortization percentage	25
Six months LIBOR | Explorer Newbuild Loan
Subsequent Event [Line Items]
Deferred revenue floating rate	2.80%
Six months LIBOR | Splendor newbuild loan
Subsequent Event [Line Items]
Deferred revenue floating rate	1.75%
Six months LIBOR | Marina Newbuild Loan
Subsequent Event [Line Items]
Deferred revenue floating rate	0.55%
Six months LIBOR | Riviera Newbuild Loan
Subsequent Event [Line Items]
Deferred revenue floating rate	0.55%